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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
                 -------------------------------
   Address:      590 Madison Avenue
                 -------------------------------
                 25th Floor
                 -------------------------------
                 New York, New York 10022
                 -------------------------------

Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Claus Moller
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Claus Moller             New York, New York      Feb. 13, 2009
   -------------------------------    ----------------------   ---------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          14
                                        --------------------

Form 13F Information Table Value Total:       $183,214
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                        CONFIDENTIAL TREATMENT REQUESTED

                           FORM 13F INFORMATION TABLE

      COLUMN 1                      COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
   NAME OF ISSUER                TITLE OF CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------------- --------- -------- --------- --- ---- ---------- -------- ---------- ------ ----
CBIZ, Inc.                   Common Stock           124805102 $ 19,878 2,298,052  -    -    SHARED-    NONE   2,298,052     -    -
                                                                                            DEFINED
Corinthian Colleges, Inc.    Common Stock           218868107 $ 19,947 1,218,500  -    -    SHARED-    NONE   1,218,500     -    -
                                                                                            DEFINED
Dynamex Inc.                 Common Stock           26784F103 $  3,263   221,215  -    -    SHARED-    NONE     221,215     -    -
                                                                                            DEFINED
EnergySolutions, Inc.        Common Stock           292756202 $  1,998   353,600  -    -    SHARED-    NONE     353,600     -    -
                                                                                            DEFINED
Interline Brands, Inc.       Common Stock           458743101 $ 15,421 1,450,700  -    -    SHARED-    NONE   1,450,700     -    -
                                                                                            DEFINED
inVentiv Health, Inc.        Common Stock           46122E105 $  1,815   157,300  -    -    SHARED-    NONE     157,300     -    -
                                                                                            DEFINED
Kendle International Inc.    Common Stock           48880L107 $ 16,636   646,805  -    -    SHARED-    NONE     646,805     -    -
                                                                                            DEFINED
The Middleby Corporation     Common Stock           596278101 $ 10,889   399,291  -    -    SHARED-    NONE     399,291     -    -
                                                                                            DEFINED
Pool Corporation             Common Stock           73278L105 $ 29,520 1,642,714  -    -    SHARED-    NONE   1,642,714     -    -
                                                                                            DEFINED
PSS World Medical, Inc.      Common Stock           69366A100 $ 20,118 1,068,945  -    -    SHARED-    NONE   1,068,945     -    -
                                                                                            DEFINED
SPSS Inc.                    Common Stock           78462K102 $  9,314   345,490  -    -    SHARED-    NONE     345,490     -    -
                                                                                            DEFINED
TransDigm Group Incorporated Common Stock           893641100 $  2,891    86,127  -    -    SHARED-    NONE      86,127     -    -
                                                                                            DEFINED
UTi Worldwide Inc.           Ordinary Shares        G87210103 $ 29,320 2,044,643  -    -    SHARED-    NONE   2,044,643     -    -
                                                                                            DEFINED
VCA Antech, Inc.             Common Stock           918194101 $  2,205   110,900  -    -    SHARED-    NONE     110,900     -    -
                                                                                            DEFINED